Properties And Equipment, Net	12 Months Ended
Dec. 31, 2011
Properties And Equipment, Net [Abstract]
Properties And Equipment, Net
9.	PROPERTIES AND EQUIPMENT, NET

	As of December 31,
	2010	2011
Buildings	29,489	30,921
Equipment and furniture	8,899	13,653
Aerial photogrammetry equipment	6,362	7,394
Office improvements	4,289	8,015
Vehicles	2,549	3,521
Software	2,000	2,601

Less: Accumulated depreciation and amortization	(12,017)	(16,860)

Properties and equipment, net	41,571	49,245

The Group recognized depreciation and amortization expenses of $3,835, $3,736 and $5,341 for the years ended December 31, 2009, 2010 and 2011, respectively.